FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Of Financial Instrument [Abstract]
Schedule of carrying amounts and estimated fair values of financial instruments, held or issued for purposes other than trading
	Carrying	Fair Value
(In thousands)	Amount	Level 1	Level 2	Level 3	Total

March 31, 2019
Financial assets:
Cash and cash equivalents	$23,726	$23,726	$-	$-	$23,726
Available-for-sale securities	49,662	-	49,662	-	49,662
Federal Home Loan Bank of Boston stock	3,515	3,515	-	-	3,515
Loans, net	859,269	-	-	852,305	852,305
Accrued interest receivable	3,171	-	3,171	-	3,171
Financial liabilities:
Deposits	775,277	-	-	775,554	775,554
Borrowings	79,942	-	79,984	-	79,984

December 31, 2018
Financial assets:
Cash and cash equivalents	$28,613	$28,613	$-	$-	$28,613
Available-for-sale securities	51,403	-	51,403	-	51,403
Federal Home Loan Bank of Boston stock	2,650	2,650	-	-	2,650
Loans, net	835,528	-	-	827,090	827,090
Accrued interest receivable	2,638	-	2,638	-	2,638
Financial liabilities:
Deposits	768,096	-	-	768,010	768,010
Borrowings	68,022	-	67,846	-	67,846

	Carrying	Fair Value
(In thousands)	Amount	Level 1	Level 2	Level 3	Total

December 31, 2018
Financial assets:
Cash and cash equivalents	$28,613	$28,613	$-	$-	$28,613
Available-for-sale securities	51,403	-	51,403	-	51,403
Federal Home Loan Bank of Boston stock	2,650	2,650	-	-	2,650
Loans, net	835,528	-	-	827,090	827,090
Accrued interest receivable	2,638	-	2,638	-	2,638
Financial liabilities:
Deposits	768,096	-	-	768,010	768,010
Borrowings	68,022	-	67,846	-	67,846

December 31, 2017
Financial assets:
Cash and cash equivalents	$47,689	$47,689	$-	$-	$47,689
Available-for-sale securities	61,429	-	61,429	-	61,429
Federal Home Loan Bank of Boston stock	1,854	1,854	-	-	1,854
Loans, net	742,138	-	-	745,637	745,637
Accrued interest receivable	2,345	-	2,345	-	2,345
Financial liabilities:
Deposits	750,057	-	-	749,898	749,898
Borrowings	26,841	-	26,655	-	26,655